UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

        /s/ Michael F. Price                New York, NY          5/11/12
     -------------------------              -------------         -------
            [Signature]                     [City, State]           Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             --

Form 13F Information Table Entry Total:      100
                                             ---

Form 13F Information Table Value Total:      $702,970
                                             -----------
                                             (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                       5

                                                                                   INVEST-
                                                                                    MENT    OTHER         VOTING AUTHORITY
                           TITLE OF                VALUE     SHRS OR   SH/   PUT/  DISCRE-  MANA-  ------------------------------
NAME OF ISSUER               CLASS       CUSIP    (x$1000)   PRN AMT   PRN   CALL   TION    GERS         SOLE        SHARED  NONE
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Ingersoll-Rand PLC        SHS          G47791101    3,308      80,000  SH          SOLE         1            80,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
TYCO International Ltd.   SHS          H89128104    1,756      31,250  SH          SOLE                      31,250
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
AbitibiBowater, Inc.      COM NEW      003687209    3,392     237,500  SH          SOLE         1           237,500
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Alleghany Corp.           COM          017175100   28,975      88,044  SH          SOLE         1            88,044
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
American River
Bankshares                COM          029326105    1,651     209,008  SH          SOLE         1           209,008
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
BRT Realty Trust          SH BEN       055645303    1,177     168,369  SH          SOLE         1           168,369
                          INT NEW
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
The Bancorp Bank          COM          05969F104    2,168     215,900  SH          SOLE         1           215,900
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Bank of America
Corporation               COM          060505104    3,082     322,027  SH          SOLE         1           322,027
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Becton, Dickinson & Co.   COM          075887109   18,830     242,500  SH          SOLE         1           242,500
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Big 5 Sporting Goods
Corp.                     COM          08915P101    2,771     353,414  SH          SOLE         1           353,414
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Boeing Co.                COM          097023105    1,487      20,000  SH          SOLE                      20,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Boston Scientific Corp.   COM          101137107    1,495     250,000  SH          SOLE         1           250,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Bridgepoint Ed Inc.       COM          10807M105    5,200     210,100  SH          SOLE         1           210,100
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CIT Group Inc.            COM NEW      125581801   11,857     287,500  SH          SOLE         1           287,500
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CNO Financial Group Inc.  COM          12621E103    4,303     553,094  SH          SOLE         1           553,094
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Cache, Inc.               COM NEW      127150308   15,426   2,203,749  SH          SOLE         1         2,203,749
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Cape Bancorp Inc.         COM          139209100    1,700     213,000  SH          SOLE         1           213,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
CapitalSource Inc.        COM          14055X102      165      25,000  SH          SOLE                      25,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Capitol Federal
Financial Inc.            COM          14057J101    2,554     215,000  SH          SOLE         1           215,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Castle A M & Co.          COM          148411101      147      11,607  SH          SOLE         1            11,607
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Charming Shoppes, Inc.    COM          161133103    4,371     740,841  SH          SOLE         1           740,841
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Citigroup Inc.            COM NEW      172967101   25,638     701,454  SH          SOLE         1           701,454
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ConocoPhillips            COM          20825C104   26,337     346,500  SH          SOLE         1           346,500
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Cott Corp                 COM          22163N106    8,863   1,344,903  SH          SOLE         1         1,344,903
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Courier Corporation       COM          222660102      406      35,000  SH          SOLE         1            35,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Cubist Pharmaceuticals
Inc.                      COM          229678107    7,893     182,500  SH          SOLE         1           182,500
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Destination Maternity
Corp.                     COM          25065D100    6,827     367,620  SH          SOLE         1           367,620
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Duckwall-Alco Stores,
Inc.                      COM          264142100    2,368     264,919  SH          SOLE         1           264,919
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
El Paso Corporation       COM          28336L109   11,820     400,000  SH          SOLE         1           400,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Elan  plc                 ADR          284131208   14,034     935,000  SH          SOLE         1           935,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Enzon Pharmaceuticals
Inc.                      COM          293904108    5,164     755,000  SH          SOLE         1           755,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Exelis Inc                COM          30162A108    5,359     428,000  SH          SOLE         1           428,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Exxon Mobil Corp.         COM          30231G102    1,041      12,000  SH          SOLE                      12,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Farmer Bros Co.           COM          307675108    3,668     336,833  SH          SOLE         1           336,833
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
First Conn Bancorp Inc.   COM          319850103      639      48,460  SH          SOLE         1            48,460
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Forest City Enterprises
Inc.                      CL A         345550107   15,660   1,000,000  SH          SOLE         1         1,000,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Franklin Financial Corp
VA                        COM          35353C102    9,586     713,798  SH          SOLE         1           713,798
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GAMCO Investors Inc.      COM          361438104    3,582      72,200  SH          SOLE         1            72,200
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Gencorp Inc.              COM          368682100    5,423     763,794  SH          SOLE         1           763,794
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
General Electric Co.      COM          369604103    1,505      75,000  SH          SOLE                      75,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Getty Realty Corp.        COM          374297109      564      36,218  SH          SOLE                      36,218
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Gold Reserve Inc          NOTE         38068NAB4       96     113,000  PRIN        SOLE         1           113,000
                          5.500% 6/1
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Goldman Sachs Group Inc.  COM          38141G104    4,975      40,000  SH          SOLE         1            40,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Goodrich Corp.            COM          382388106   18,816     150,000  SH          SOLE         1           150,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Great Florida Bk Miami
Lakes Fla                 CL A         390528107       11      28,469  SH          SOLE                      28,469
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
GulfMark Offshore, Inc.   CL A NEW     402629208   21,601     470,000  SH          SOLE         1           470,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Gyrodyne Co. America
Inc.                      COM          403820103    3,493      34,945  SH          SOLE         1            34,945
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Hardinge, Inc.            COM          412324303    3,054     322,793  SH          SOLE         1           322,793
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Harris Corp Del           COM          413875105   16,680     370,000  SH          SOLE         1           370,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Heritage Commerce Corp.   COM          426927109    8,230   1,280,000  SH          SOLE         1         1,280,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Heritage Oaks Bancorp     COM          42724R107    5,940   1,167,046  SH          SOLE         1         1,167,046
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Hewlett Packard Co        COM          428236103   13,107     550,000  SH          SOLE         1           550,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Hilltop Holdings, Inc.    COM          432748101    2,497     297,600  SH          SOLE         1           297,600
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Hospira Inc.              COM          441060100    8,880     237,500  SH          SOLE         1           237,500
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Hudson City Bancorp       COM          443683107    9,305   1,272,000  SH          SOLE         1         1,272,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Huntsman Corp.            COM          447011107    5,324     380,000  SH          SOLE         1           380,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
ITT Corp New              COM NEW      450911201    5,908     257,550  SH          SOLE         1           257,550
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Intel Corp.               COM          458140100   30,224   1,075,000  SH          SOLE         1         1,075,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Janus Capital Group Inc.  COM          47102X105   13,099   1,470,100  SH          SOLE         1         1,470,100
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Johnson & Johnson         COM          478160104    2,968      45,000  SH          SOLE                      45,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Johnson Outdoors Inc.     CL A         479167108    7,271     380,666  SH          SOLE         1           380,666
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Kaiser Aluminum Corp.     COM PAR      483007704   14,367     304,002  SH          SOLE         1           304,002
                          $0.01
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Kemper Corp.              COM          488401100    4,073     134,504  SH          SOLE         1           134,504
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
LHC Group Inc             COM          50187A107      352      19,000  SH          SOLE         1            19,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Lincare Holdings Inc.     COM          532791100    5,694     220,000  SH          SOLE         1           220,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Lydall Inc.               COM          550819106      475      46,600  SH          SOLE         1            46,600
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
MVC Capital Inc.          COM          553829102    2,185     166,400  SH          SOLE         1           166,400
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Marlin Business Services
Corp.                     COM          571157106    2,004     133,044  SH          SOLE         1           133,044
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
McGraw Hill Companies
Inc.                      COM          580645109   24,235     500,000  SH          SOLE         1           500,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Medco Health Solutions
Inc                       COM          58405U102    8,788     125,000  SH          SOLE         1           125,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
National Fuel Gas Co N J  COM          636180101    4,749      98,700  SH          SOLE         1            98,700
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Old Republic Intl Corp.   COM          680223104      223      21,093  SH          SOLE                      21,093
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
OmniAmerican Bancorp Inc  COM          68216R107    5,808     300,000  SH          SOLE         1           300,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
One Liberty Properties
Inc                       COM          682406103    2,853     155,876  SH          SOLE         1           155,876
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Peapack-Gladstone
Financial Corp.           COM          704699107       72       5,329  SH          SOLE                       5,329
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Penny JC  Inc.            COM          708160106   19,487     550,000  SH          SOLE         1           550,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Pfizer Inc.               COM          717081103   15,899     702,100  SH          SOLE         1           702,100
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Presidential Life Corp.   COM          740884101    1,837     160,700  SH          SOLE         1           160,700
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Prudential Bancorp Inc.
PA                        COM          744319104      511      95,200  SH          SOLE         1            95,200
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Quanex Building Products  COM          747619104    1,807     102,500  SH          SOLE         1           102,500
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Quantum Corp              COM          747906204      524     200,000  SH          SOLE         1           200,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Regions Financial Corp.   COM          7591EP100    1,648     250,000  SH          SOLE         1           250,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Rowan Companies, Inc.     COM          779382100      922      27,985  SH          SOLE                      27,985
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Royal Dutch Shell PLC     Spon ADR A   780259206    1,038      14,800  SH          SOLE                      14,800
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Ruths Hospitality Group
Inc.                      COM          783332109   16,647   2,193,267  SH          SOLE         1         2,193,267
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Safeguard Scientifics,
Inc.                      COM NEW      786449207    1,902     110,606  SH          SOLE         1           110,606
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Sanofi                    RIGHT        80105N113    5,940   4,400,000  SH          SOLE         1         4,400,000
                          12/31/2020
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SeaChange Intl Inc.       COM          811699107    1,961     252,000  SH          SOLE         1           252,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Seacor Holdings Inc.      COM          811904101      393       4,100  SH          SOLE         1             4,100
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Smart Technologies Inc    CL A SUB     83172R108      624     210,000  SH          SOLE         1           210,000
                          VTG
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
SunCoke Energy Inc.       COM          86722A103      905      63,655  SH          SOLE         1            63,655
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Symetra Financial
Corp.                     COM          87151Q106   20,639   1,790,000  SH          SOLE         1         1,790,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Syms Corp.                COM          871551107    3,027     278,994  SH          SOLE         1           278,994
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Tejon Ranch Co.           COM          879080109   14,947     521,900  SH          SOLE         1           521,900
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Verifone Systems Inc.     COM          92342Y109    6,354     122,500  SH          SOLE         1           122,500
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Visteon Corporation       COM NEW      92839U206    5,300     100,000  SH          SOLE         1           100,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
West Coast Bancorp Ore.
New                       COM          952145100   32,314   1,707,000  SH          SOLE         1         1,707,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Wilshire Bancorp          COM          97186T108    3,864     800,000  SH          SOLE         1           800,000
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Wright Medical Group
Inc.                      COM          98235T107   12,073     624,900  SH          SOLE         1           624,900
------------------------  -----------  ---------  --------  ---------  ----  ----  -------  -----  ----------------  ------  ----
Xylem Inc.                COM          98419M100    2,858     103,000  SH          SOLE                     103,000